TAXES (Tables)	6 Months Ended
Mar. 31, 2025
TAXES
Schedule of components of the income tax provision

	2025	2024
Current tax expense (benefit)
PRC	$—	$—
Hong Kong	—	—
Singapore	(25,546)	—
Japan	1	—
Total	(25,545)	$—

Deferred tax (benefit)
PRC	340	(29,895)
Hong Kong	(65,648)	(149,518)
Singapore	(350)	—
Japan	(7,454)	—
Total	(73,112)	(179,413)

Total income tax benefit	$(98,657)	$(179,413)

Schedule of income/(loss) before provision for income taxes

	2025	2024
PRC	$(971,211)	$(432,079)
Hong Kong and other jurisdictions	(4,083,089)	(1,812,345)
Loss before income taxes	$(5,054,300)	$(2,244,424)

Schedule of effective tax rate reconciliation

	2025	2024
Income tax (benenfit) at PRC statutory income tax rate	$(1,248,207)	$(561,106)
Impact of different tax rates in other jurisdictions	840,758	154,049
Effect of preferential tax rate	259,890	235,934
Super deduction of qualified R&D expenditures *	(8,597)	(8,581)
Effect of change in valuation allowance	50,437	196
Non-deductible items and other **	7,062	95
Income tax benefit	$(98,657)	$(179,413)
*

According to laws and regulations of the State Administration of Tax of the PRC effective October 1, 2022, enterprises engaging in R&D activities may claim an additional tax deduction of 100% of the qualified R&D expenses incurred in determining its tax assessable profits for that year.

**	Non-deductible items and other represent excess expenses and losses not deductible for PRC tax purposes.

Schedule of summary of deferred tax assets and liabilities

	March 31,	September 30,
	2025	2024
		audited
Deferred tax assets:
Allowance for credit losses	$56,801	$40,273
Net operating losses	460,122	392,874
Operating lease liabilities	624	2,254
Total deferred tax assets	517,547	435,401
Less: Valuation allowance	(258,673)	(215,526)
Total deferred tax assets, net of valuation allowance	258,874	219,875

Deferred tax liabilities:
Effect of temporary difference *	(94,981)	(129,176)
Fair value increment on appraisal	(49,061)	—
Operating lease right of use assets	(624)	(2,254)
Total deferred tax liabilities	(144,666)	(131,430)
Total deferred tax assets, net	$114,208	$88,445
*	Mainly due to effect of temporary difference

Schedule of movement in valuation allowance

	2025	2024
Beginning balance	$215,526	$21,910
Additions	56,808	196
Reversals	(6,379)	—
Foreign currency translation adjustments	(7,282)	229
Ending balance	$258,673	$22,336

Schedule of taxes payable

	March 31,	September 30,
	2025	2024
		audited
PRC	$90,316	$93,393
Hong Kong	199,920	200,193
Singapore	19,997	47,631
Total taxes payable	$310,233	$341,217